Operating segment and geographic data - Income and expense by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating segment and geographic data
Revenues	$ 33,828	$ 35,481	$ 39,830
Operational EBITA:	4,191	4,209	4,534
Acquisition-related amortization	(279)	(310)	(380)
Restructuring and restructuring-related expenses including implementation costs	(543)	(674)	(235)
Non-operational pension cost	(38)	(19)	(59)
Changes in pre-acquisition estimates	(131)	(21)
Gains and losses on sale of businesses, acquisition-related expenses and certain non-operational items	(173)	(120)	482
Foreign exchange/commodity timing differences in income from operations, unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(65)	67	(223)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized on foreign exchange/commodity timing differences in income from operations	(5)	(68)	(42)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities) on foreign exchange/commodity timing differences in income from operations	30	(15)	101
Income from operations	2,987	3,049	4,178
Interest and dividend income	73	77	80
Interest and other finance expense	(261)	(286)	(362)
Income from continuing operations before taxes	2,799	2,840	3,896
Electrification Products
Operating segment and geographic data
Revenues	8,744	8,932	9,826
Discrete Automation and Motion
Operating segment and geographic data
Revenues	8,169	8,492	9,296
Process Automation
Operating segment and geographic data
Revenues	6,448	7,104	8,490
Power Grids
Operating segment and geographic data
Revenues	10,408	10,876	11,533
Corporate and Other and Intersegment elimination
Operating segment and geographic data
Operational EBITA:	(377)	(387)	(452)
Corporate and Other
Operating segment and geographic data
Revenues	59	77	685
Intersegment elimination
Operating segment and geographic data
Revenues	(3,363)	(3,574)	(4,357)
Intersegment elimination | Electrification Products
Operating segment and geographic data
Revenues	548	615	746
Intersegment elimination | Discrete Automation and Motion
Operating segment and geographic data
Revenues	545	635	846
Intersegment elimination | Process Automation
Operating segment and geographic data
Revenues	150	120	128
Intersegment elimination | Power Grids
Operating segment and geographic data
Revenues	567	745	985
Intersegment elimination | Corporate and Other
Operating segment and geographic data
Revenues	1,553	1,459	1,652
Operating | Electrification Products
Operating segment and geographic data
Revenues	9,292	9,547	10,572
Operational EBITA:	1,528	1,561	1,739
Operating | Discrete Automation and Motion
Operating segment and geographic data
Revenues	8,714	9,127	10,142
Operational EBITA:	1,195	1,295	1,595
Operating | Process Automation
Operating segment and geographic data
Revenues	6,598	7,224	8,618
Operational EBITA:	824	863	1,045
Operating | Power Grids
Operating segment and geographic data
Revenues	10,975	11,621	12,518
Operational EBITA:	1,021	877	607
Operating | Corporate and Other
Operating segment and geographic data
Revenues	$ 1,612	$ 1,536	$ 2,337